Loans Receivable Held for Investment (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Loans Receivable Held for Investment [Abstract]
Loans Receivable Held for Investment
Loans receivable held for investment were as follows as of the dates indicated:

	September 30, 2020	December 31, 2019
	(In thousands)
Real estate:
Single family	$53,976	$72,883
Multi-family	269,874	287,378
Commercial real estate	20,025	14,728
Church	17,789	21,301
Construction	1,672	3,128
Commercial – other	302	262
Consumer	8	21
Gross loans receivable before deferred loan costs and premiums	363,646	399,701
Unamortized net deferred loan costs and premiums	1,362	1,328
Gross loans receivable	365,008	401,029
Allowance for loan losses	(3,215)	(3,182)
Loans receivable, net	$361,793	$397,847

Loans receivable held for investment were as follows as of the periods indicated:

	December 31, 2019	December 31, 2018
	(In thousands)
Real estate:
Single family	$72,883	$91,835
Multi-family	287,378	231,870
Commercial real estate	14,728	5,802
Church	21,301	25,934
Construction	3,128	1,876
Commercial – other	262	226
Consumer	21	5
Gross loans receivable before deferred loan costs and premiums	399,701	357,548
Unamortized net deferred loan costs and premiums	1,328	937
Gross loans receivable	401,029	358,485
Allowance for loan losses	(3,182)	(2,929)
Loans receivable, net	$397,847	$355,556

Activity in Allowance for Loan Losses by Loan Type
The following tables present the activity in the allowance for loan losses by loan type for the periods indicated:

	Three Months Ended September 30, 2020
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Beginning balance	$312	$2,424	$169	$282	$22	$6	$-	$3,215
Provision for (recapture of) loan losses	9	1	17	(28)	-	(1)	2	-
Recoveries	-	-	-	-	-	-	-	-
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$321	$2,425	$186	$254	$22	$5	$2	$3,215

	Three Months Ended September 30, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Beginning balance	$328	$1,932	$58	$401	$44	$5	$3	$2,771
Provision for (recapture of) loan losses	-	66	-	(24)	6	-	(1)	47
Recoveries	-	-	-	-	-	-	-	-
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$328	$1,998	$58	$377	$50	$5	$2	$2,818

	Nine Months Ended September 30, 2020
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Beginning balance	$312	$2,319	$133	$362	$48	$7	$1	$3,182
Provision for (recapture of) loan losses	5	106	53	(108)	(26)	(2)	1	29
Recoveries	4	-	-	-	-	-	-	4
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$321	$2,425	$186	$254	$22	$5	$2	$3,215

	Nine Months Ended September 30, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Beginning balance	$369	$1,880	$52	$603	$19	$6	$-	$2,929
Provision for (recapture of) loan losses	(41)	118	6	(416)	31	(1)	2	(301)
Recoveries	-	-	-	190	-	-	-	190
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$328	$1,998	$58	$377	$50	$5	$2	$2,818

The following tables present the activity in the allowance for loan losses by loan type for the periods indicated:

	For the year ended December 31, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial – other	Consumer	Total
	(In thousands)
Beginning balance	$369	$1,880	$52	$603	$19	$6	$-	$2,929
Provision for (recapture of) loan losses	(57)	439	81	(501)	29	1	1	(7)
Recoveries	-	-	-	260	-	-	-	260
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$312	$2,319	$133	$362	$48	$7	$1	$3,182

	For the year ended December 31, 2018
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial – other	Consumer	Total
	(In thousands)
Beginning balance	$594	$2,300	$71	$1,081	$17	$6	$-	$4,069
Recapture of loan losses	(225)	(420)	(19)	(592)	2	-	-	(1,254
Recoveries	-	-	-	114	-	-	-	114
Loans charged off	-	-	-	-	-	-	-	-
Ending balance	$369	$1,880	$52	$603	$19	$6	$-	$2,929

Allowance for Loan Losses and Recorded Investment in Loans by Type of Loans and Based on Impairment Method
The following tables present the balance in the allowance for loan losses and the recorded investment (unpaid contractual principal balance less charge-offs, less interest applied to principal, plus unamortized deferred costs and premiums) by loan type and based on impairment method as of the dates indicated:

	September 30, 2020
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$91	$-	$-	$56	$-	$1	$-	$148
Collectively evaluated for impairment	230	2,425	186	198	22	4	2	3,067
Total ending allowance balance	$321	$2,425	$186	$254	$22	$5	$2	$3,215
Loans:
Loans individually evaluated for impairment	$586	$304	$-	$3,860	$-	$49	$-	$4,799
Loans collectively evaluated for impairment	53,548	271,071	20,086	13,571	1,672	253	8	360,209
Total ending loans balance	$54,134	$271,375	$20,086	$17,431	$1,672	$302	$8	$365,008

	December 31, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial - other	Consumer	Total
	(In thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$60	$-	$-	$85	$-	$2	$-	$147
Collectively evaluated for impairment	252	2,319	133	277	48	5	1	3,035
Total ending allowance balance	$312	$2,319	$133	$362	$48	$7	$1	$3,182
Loans:
Loans individually evaluated for impairment	$611	$313	$-	$4,356	$-	$63	$-	$5,343
Loans collectively evaluated for impairment	72,501	288,730	14,818	16,292	3,125	199	21	395,686
Total ending loans balance	$73,112	$289,043	$14,818	$20,648	$3,125	$262	$21	$401,029

The following tables present the balance in the allowance for loan losses and the recorded investment (unpaid contractual principal balance less charge-offs, less interest applied to principal, plus unamortized deferred costs and premiums) by loan type and based on impairment method as of and for the periods indicated:

	December 31, 2019
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial – other	Consumer	Total
	(In thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$60	$-	$-	$85	$-	$2	$-	$147
Collectively evaluated for impairment	252	2,319	133	277	48	5	1	3,035
Total ending allowance balance	$312	$2,319	$133	$362	$48	$7	$1	$3,182
Loans:
Loans individually evaluated for impairment	$611	$313	$-	$4,356	$-	$63	$-	$5,343
Loans collectively evaluated for impairment	72,501	288,730	14,818	16,292	3,125	199	21	395,686
Total ending loans balance	$73,112	$289,043	$14,818	$20,648	$3,125	$262	$21	$401,029

	December 31, 2018
	Real Estate
	Single family	Multi- family	Commercial real estate	Church	Construction	Commercial – other	Consumer	Total
	(In thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$53	$-	$-	$170	$-	$4	$-	$227
Collectively evaluated for impairment	316	1,880	52	433	19	2	-	2,702
Total ending allowance balance	$369	$1,880	$52	$603	$19	$6	$-	$2,929
Loans:
Loans individually evaluated for impairment	$610	$323	$-	$5,383	$-	$64	$-	$6,380
Loans collectively evaluated for impairment	91,567	232,986	5,800	19,713	1,872	162	5	352,105
Total ending loans balance	$92,177	$233,309	$5,800	$25,096	$1,872	$226	$5	$358,485

Loans Individually Evaluated for Impairment by Loan Type
The following table presents information related to loans individually evaluated for impairment by loan type as of the periods indicated:

	September 30, 2020			December 31, 2019
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
	(In thousands)
With no related allowance recorded:
Single family	$9	$8	$-	$-	$-	$-
Multi-family	$304	$304	$-	313	313	-
Church	$2,546	$1,999	$-	3,491	2,446	-
With an allowance recorded:
Single family	578	578	91	593	593	60
Church	1,861	1,861	56	1,928	1,928	85
Commercial - other	50	49	1	63	63	2
Total	$5,348	$4,799	$148	$6,388	$5,343	$147

The following table presents information related to loans individually evaluated for impairment by loan type as of the periods indicated:

	December 31, 2019			December 31, 2018
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
	(In thousands)
With no related allowance recorded:
Multi-family	$313	$313	$-	$323	$323	$-
Church	3,491	2,446	-	4,666	2,803
With an allowance recorded:
Single family	593	593	60	610	610	53
Multi-family	-	-	-	-	-	-
Church	1,928	1,928	85	2,580	2,580	170
Commercial – other	63	63	2	64	64	4
Total	$6,388	$5,343	$147	$8,243	$6,380	$227

Average of Loans Individually Evaluated for Impairment by Loan Type and Related Interest Income
The following tables present the monthly average of loans individually evaluated for impairment by loan type and the related interest income for the periods indicated:

	Three Months Ended September 30, 2020		Three Months Ended September 30, 2019
	Average Recorded Investment	Cash Basis Interest Income Recognized	Average Recorded Investment	Cash Basis Interest Income Recognized
	(In thousands)
Single family	$589	$7	$625	$7
Multi-family	305	5	317	6
Church	3,938	67	4,678	76
Commercial – other	50	1	63	1
Total	$4,882	$80	$5,683	$90

	Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
	Average Recorded Investment	Cash Basis Interest Income Recognized	Average Recorded Investment	Cash Basis Interest Income Recognized
	(In thousands)
Single family	$596	$22	$631	$22
Multi-family	308	16	320	17
Church	4,094	376	5,206	594
Commercial – other	57	3	63	3
Total	$5,055	$417	$6,220	$636

The following tables present the monthly average of loans individually evaluated for impairment by loan type and the related interest income for the periods indicated:

	For the year ended December 31, 2019		For the year ended December 31, 2018
	Average Recorded Investment	Cash Basis Interest Income Recognized	Average Recorded Investment	Cash Basis Interest Income Recognized
	(In thousands)
Single family	$626	$29	$618	$30
Multi-family	318	22	329	23
Commercial real estate	-	-	-	-
Church	5,017	939	7,893	398
Commercial – other	63	5	64	4
Total	$6,024	$995	$8,904	$455

Aging of Recorded Investment in Past Due Loans by Loan Type
The following tables present the aging of the recorded investment in past due loans by loan type as of the periods indicated:

	September 30, 2020
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
	(In thousands)
Loans receivable held for investment:
Single family	$76	$8	$-	$84	$54,050	$54,134
Multi-family	-	-	-	-	271,375	271,375
Commercial real estate	-	-	-	-	20,086	20,086
Church	-	-	-	-	17,431	17,431
Construction	-	-	-	-	1,672	1,672
Commercial - other	-	-	-	-	302	302
Consumer	-	-	-	-	8	8
Total	$76	$8	$-	$84	$364,924	$365,008

	December 31, 2019
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
	(In thousands)
Loans receivable held for investment:
Single family	$18	$-	$-	$18	$73,094	$73,112
Multi-family	-	-	-	-	289,043	289,043
Commercial real estate	-	-	-	-	14,818	14,818
Church	-	-	-	-	20,648	20,648
Construction	-	-	-	-	3,125	3,125
Commercial - other	-	-	-	-	262	262
Consumer	-	-	-	-	21	21
Total	$18	$-	$-	$18	$401,011	$401,029

The following tables present the aging of the recorded investment in past due loans by loan type as of the periods indicated:

	December 31, 2019
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
	(In thousands)
Loans receivable held for investment:
Single family	$18	$-	$-	$18	$73,094	$73,112
Multi-family	-	-	-	-	289,043	289,043
Commercial real estate	-	-	-	-	14,818	14,818
Church	-	-	-	-	20,648	20,648
Construction	-	-	-	-	3,125	3,125
Commercial – other	-	-	-	-	262	262
Consumer	-	-	-	-	21	21
Total	$18	$-	$-	$18	$401,011	$401,029

	December 31, 2018
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total
	(In thousands)
Loans receivable held for investment:
Single family	$35	$-	$-	$35	$92,142	$92,177
Multi-family	-	-	-	-	233,309	233,309
Commercial real estate	-	-	-	-	5,800	5,800
Church	-	-	-	-	25,096	25,096
Construction	-	-	-	-	1,872	1,872
Commercial-other	-	-	-	-	226	226
Consumer	-	-	-	-	5	5
Total	$35	$-	$-	$35	$358,450	$358,485

Recorded Investment in Non-accrual Loans by Loan Type
The following table presents the recorded investment in non-accrual loans by loan type as of the periods indicated:

	September 30, 2020	December 31, 2019
	(In thousands)
Loans receivable held for investment:
Single-family residence	$8	$18
Church	$812	406
Total non-accrual loans	$820	$424

The following table presents the recorded investment in non-accrual loans by loan type as of the periods indicated:

	December 31, 2019	December 31, 2018
	(In thousands)
Loans receivable held for investment:
Single family	$18	$-
Church	406	911
Total non-accrual loans	$424	$911

Risk Categories of Loans by Loan Type
Based on the most recent analysis performed, the risk categories of loans by loan type as of the periods indicated were as follows:

	September 30, 2020
	Pass	Watch	Special Mention	Substandard	Doubtful	Loss
	(In thousands)
Single family	$54,127	$-	$-	$7	$-	$-
Multi-family	271,008	-	-	367	-	-
Commercial real estate	18,590	1,496	-	-	-	-
Church	13,982	662	-	2,787	-	-
Construction	1,672	-	-	-	-	-
Commercial - other	252	-	-	50	-	-
Consumer	8	-	-	-	-	-
Total	$359,639	$2,158	$-	$3,211	$-	$-

	December 31, 2019
	Pass	Watch	Special Mention	Substandard	Doubtful	Loss
	(In thousands)
Single family	$73,094	$-	$-	$18	$-	$-
Multi-family	288,251	411	-	381	-	-
Commercial real estate	14,818	-	-	-	-	-
Church	16,546	411	-	3,691	-	-
Construction	3,125	-	-	-	-	-
Commercial - other	199	-	-	63	-	-
Consumer	21	-	-	-	-	-
Total	$396,054	$822	$-	$4,153	$-	$-

Based on the most recent analysis performed, the risk categories of loans by loan type as of the periods indicated were as follows:

	December 31, 2019
	Pass	Watch	Special Mention	Substandard	Doubtful	Loss
	(In thousands)
Single family	$73,094	$-	$-	$18	$-	$-
Multi-family	288,251	411	-	381	-	-
Commercial real estate	14,818	-	-	-	-	-
Church	16,546	411	-	3 691	-	-
Construction	3,125	-	-	-	-	-
Commercial – other	199	-	-	63	-	-
Consumer	21	-	-	-	-	-
Total	$396,054	$822	$-	$4,153	$-	$-

	December 31, 2018
	Pass	Watch	Special Mention	Substandard	Doubtful	Loss
	(In thousands)
Single family	$92,132	$-	$35	$10	$-	$-
Multi-family	232,642	-	-	667	-	-
Commercial real estate	5,800	-	-	-	-	-
Church	19,678	672	-	4,746	-	-
Construction	1,872	-	-	-	-	-
Commercial – other	162	-	-	64	-	-
Consumer	5	-	-	-	-	-
Total	$352,291	$672	$35	$5,487	$-	$-